Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 641
2027	42
2028
2029
2030
Thereafter	1,213
Total undiscounted cash flows	1,896
Less: imputed interest	(1,086)
Present value of lease liabilities	$ 810